EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Apr. 30, 2013	Jan. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
NUMERATOR [Abstract]
Income from continuing operations - Investors Real Estate Trust									$ 19,341	$ 7,641	$ 3,621
Income from discontinued operations - Investors Real Estate Trust									6,189	571	16,461
Net income attributable to Investors Real Estate Trust	10,015	5,324	8,512	1,679	3,379	2,127	1,285	1,421	25,530	8,212	20,082
Dividends to preferred shareholders									(9,229)	(2,372)	(2,372)
Numerator for basic earnings per share - net income available to common shareholders	7,136	2,445	5,634	1,086	2,786	1,534	692	828	16,301	5,840	17,710
Noncontrolling interests - Operating Partnership									3,633	1,359	4,449
Numerator for diluted earnings per share									$ 19,934	$ 7,199	$ 22,159
DENOMINATOR [Abstract]
Denominator for basic earnings per share weighted average shares (in shares)									93,344	83,557	78,628
Effect of convertible operating partnership units (in shares)									21,191	19,875	20,154
Denominator for diluted earnings per share (in shares)									114,535	103,432	98,782
Earnings per common share from continuing operations - Investors Real Estate Trust - basic and diluted (in dollars per share)									$ 0.11	$ 0.06	$ 0.01
Earnings (loss) per common share from discontinued operations - Investors Real Estate Trust - basic and diluted (in dollars per share)									$ 0.06	$ 0.01	$ 0.21
NET INCOME PER COMMON SHARE - BASIC AND DILUTED (in dollars per share)	$ 0.07	$ 0.03	$ 0.06	$ 0.01	$ 0.03	$ 0.02	$ 0.01	$ 0.01	$ 0.17	$ 0.07	$ 0.22